CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (USD $)	Preferred Stock	Common Stock	Additional Paid-In Capital	Subscription/Stock Receivable	Accumulated Deficit	Total Shareholder's Equity	Non-Controlling Interest	Total
Beginning Balance, value at Dec. 31, 2008		$ 10	$ 566,368	$ 149,222	$ (430,693)	$ 284,907		$ 284,907
Beginning Balance, shares at Dec. 31, 2008		10,000
Capitalization of undistributed Subchapter S losses			(430,693)		430,693
Stock dividend, shares		99,990,000
Stock dividend, value		99,990	(99,990)
Share Exchange for preferred stock, shares	10,000,000	(10,000,000)
Share Exchange for preferred stock, value	10,000	(10,000)
Shares Issued: Sold to foreign investors under PPM, shares		4,087,548
Shares Issued: Sold to foreign investors under PPM, value		4,088	1,209,686	(433,774)		780,000		780,000
Shares Issued: Sold to private investors, shares		28,000
Shares Issued: Sold to private investors, value		28	6,972			7,000		7,000
Less: Issuance costs			(364,132)	130,132		(234,000)		234,000
Shares Issued: For services, shares		74,000
Shares Issued: For services, value		74	18,426			18,600		18,500
Shares Issued: As gifts, shares		13,000
Shares Issued: As gifts, value		13	(13)
Shares Issued: Distribution agreement, shares		3,000,000
Shares Issued: Distribution agreement, value		3,000	747,000			750,000		750,000
Shares Issued: To foreign investors to adjust PPM pricing, shares		767,548
Shares Issued: To foreign investors to adjust PPM pricing, value		768	(768)
Shares Cancelled: Repurchased and cancelled, shares		(5,000,000)
Shares Cancelled: Repurchased and cancelled, value		(5,000)	5,000		(75,000)	(75,000)		(75,000)
Shares Cancelled: Surrendered for gifts, shares		(13,000)
Shares Cancelled: Surrendered for gifts, value		(13)	13
Shares Cancelled: Surrendered by principals, shares		(2,969,095)
Shares Cancelled: Surrendered by principals, value		(2,969)	2,969
Shares Cancelled: Surrendered by others, shares		(2,000)
Shares Cancelled: Surrendered by others, value		(2)	2
Subscriptions sold to private investors, shares not issued				220,600		220,600		220,600
Less: Issuance costs				(66,180)		(66,180)		(66,180)
Net Loss								(316,222)
Ending Balance, value at Dec. 31, 2009	10,000	89,986	1,660,841		(391,220)	1,369,607		1,369,607
Ending Balance, shares at Dec. 31, 2009	10,000,000	89,986,001
Shares Issued: Sold to private investors, shares		4,506,000
Shares Issued: Sold to private investors, value		4,506	839,994			844,500		844,500
Less: Issuance costs			(249,600)			(249,600)		(249,600)
Shares Issued: For services - Investor relations, shares		444,000
Shares Issued: For services - Investor relations, value		444	156,556			157,000		157,000
Shares Issued: For services - Employee/associate compensation, shares		25,000
Shares Issued: For services - Employee/associate compensation, value		25	4,475			4,500		4,500
Shares Cancelled: Repurchased and cancelled, value
Common shares to be returned				(70,000)		(70,000)		(70,000)
Warrants vested/issued for trading symbol and financial consulting services			412,193			412,193		412,193
Net Loss					(137,073)	(137,073)	(12,740)	(149,813)
Ending Balance, value at Dec. 31, 2010	10,000	94,961	2,824,459	(70,000)	(528,293)	2,331,127	(12,740)	2,318,387
Ending Balance, shares at Dec. 31, 2010	10,000,000	94,961,001
Shares Issued: Sold to private investors, shares		6,788,037
Shares Issued: Sold to private investors, value		6,788	1,730,462			1,737,250		1,737,250
Less: Issuance costs			(403,625)			(403,625)		(403,625)
Shares Issued: For services - Investor relations, shares		10,000
Shares Issued: For services - Investor relations, value		10	4,590			4,600		4,600
Shares Issued: For services - Employee/associate compensation, shares		180,640
Shares Issued: For services - Employee/associate compensation, value		181	74,060			74,241		74,241
Shares Cancelled: Repurchased and cancelled, value
Subscriptions sold to private investors, shares not issued				43,000		43,000		43,000
Less: Issuance costs				(5,829)		(5,829)		(5,829)
Warrants vested/issued for trading symbol and financial consulting services			230,244			230,244		230,244
Net Loss					(245,840)	(285,840)	(2,292)	(248,132)
Ending Balance, value at Jun. 30, 2011	$ 10,000	$ 101,940	$ 4,460,190	$ (32,829)	$ (774,133)	$ 3,765,168	$ (15,032)	$ 3,750,136
Ending Balance, shares at Jun. 30, 2011	10,000,000	101,939,679